SCHEDULE OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES, INCLUDING ESTIMATED INTEREST PAYMENTS (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	$ 48,618
Not later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	18,844
Later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	162
Later than two years and not later than three years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	29,612
Fair value of commodity contracts [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	128
Fair value of commodity contracts [member] | Not later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	128
Fair value of commodity contracts [member] | Later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities
Fair value of commodity contracts [member] | Later than two years and not later than three years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities
Lease liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	1,230
Lease liabilities [member] | Not later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	1,068
Lease liabilities [member] | Later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	162
Lease liabilities [member] | Later than two years and not later than three years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities
Loans and borrowings [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	29,612
Loans and borrowings [member] | Not later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities
Loans and borrowings [member] | Later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities
Loans and borrowings [member] | Later than two years and not later than three years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	29,612
Trade and other payables [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	17,648
Trade and other payables [member] | Not later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	17,648
Trade and other payables [member] | Later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities
Trade and other payables [member] | Later than two years and not later than three years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities